BETTER 10K - STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		7,598,424
Warrants and Rights Outstanding	$ 0	$ 3,096	$ 31,997
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		5,731,070
Common Stock Warrants | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,875,000	1,875,000
Common Stock Warrants Issued March 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,146,214
Strike (in dollars per share)		$ 0.23
Warrants and Rights Outstanding					$ 179
Common Stock Warrants Issued March 2019 | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		375,000	375,000
Strike (in dollars per share)		$ 0.71	$ 0.71
Warrants and Rights Outstanding					$ 179
Common Stock Warrants Issued March 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		4,584,856
Strike (in dollars per share)		$ 1.12
Warrants and Rights Outstanding				$ 271
Common Stock Warrants Issued March 2020 | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,500,000	1,500,000
Strike (in dollars per share)		$ 3.42	$ 3.42
Warrants and Rights Outstanding				$ 271